SCHEDULE OF EXPENSES ARISING FROM SHARE-BASED PAYMENT TRANSACTIONS RECOGNIZED PART OF EMPLOYEE BENEFIT EXPENSE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	$ 437,508	$ 714,578	$ (14,442)
Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	436,119	622,725	38,500
Employee Stocks Options [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	1,389	75,186	12,375
Kentgrove Capital Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments		16,667	16,667
Reversal of Forfeited Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments			$ (81,984)